First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 96.6%
	American Samoa – 0.5%
$500,000	American Samoa AS Econ Dev Auth Gen Rev, Ser A (a)	5.00%	09/01/38	$611,797
	California – 88.2%
350,000	Alameda CA Corridor Transprtn Auth Ref 2nd Subord Lien, Ser B, AGM	4.00%	10/01/37	391,123
150,000	Alameda CA Corridor Transprtn Auth Ref Subord Lien, Ser A	5.00%	10/01/25	174,863
215,000	Antelope Vly E Kern CA Wtr Agy Wtr Rev Ref	5.00%	06/01/35	253,294
525,000	Azusa CA Spl Tax Cmnty Facs Dist No 2005-1 Impt	4.00%	09/01/34	591,135
100,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area 8F	4.00%	09/01/33	112,043
175,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area 8F	4.00%	09/01/34	195,750
330,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area 8F	4.00%	09/01/36	368,024
620,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area 8F	4.00%	09/01/40	690,439
1,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev	4.00%	02/01/52	1,202,017
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Ref, Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/35	238,804
665,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	5.00%	06/01/32	848,341
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	5.00%	06/01/33	254,312
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	4.00%	06/01/35	236,818
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	4.00%	06/01/39	234,123
435,820	CA Hsg Fin Agy Muni Ctfs, Ser A	4.25%	01/15/35	526,296
360,000	CA Pub Fin Auth Rev Ref Henry Mayo Newhall Hosp, Ser A	4.00%	10/15/27	416,634
360,000	CA Pub Fin Auth Rev Ref Henry Mayo Newhall Hosp, Ser A	4.00%	10/15/28	422,706
290,000	CA Pub Fin Auth Sr Living Rev ENSO Vlg Proj Green Bond, Ser A (a)	5.00%	11/15/36	337,293
250,000	CA Pub Fin Auth Sr Living Rev ENSO Vlg Proj Green Bond, Ser A (a)	5.00%	11/15/56	282,677
750,000	CA Pub Fin Auth Sr Living Rev Green Bond Temps 70 Enso Vlg Proj, Ser B-2 (a)	2.38%	11/15/28	756,502
200,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C	4.50%	07/01/26	222,113
255,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Projs, Ser A (a)	5.00%	07/01/30	287,224
505,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (a)	5.00%	07/01/34	578,439
105,000	CA Sch Fin Auth Sch Fac Rev Kipp Socal Pub Schs, Ser A (a)	5.00%	07/01/26	122,929
105,000	CA Sch Fin Auth Sch Fac Rev Kipp Socal Pub Schs, Ser A (a)	5.00%	07/01/27	125,808
400,000	CA Sch Fin Auth Sch Fac Rev Kipp Socal Pub Schs, Ser A (a)	5.00%	07/01/39	483,590
675,000	CA Sch Fin Auth Sch Fac Rev Ref Granada Hills Chrt Oblig Grp, Ser A (a)	4.00%	07/01/48	739,495
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	4.00%	07/01/25	219,031
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	5.00%	07/01/32	230,930
650,000	CA Sch Fin Auth Sch Fac Rev, Ser A (a)	5.00%	07/01/40	740,951
1,000,000	CA St Ent Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/37	1,136,728
100,000	CA St Ent Dev Auth Stdt Hsg Rev M@Clg Proj, Ser A	5.00%	08/01/35	123,781
100,000	CA St Ent Dev Auth Stdt Hsg Rev M@Clg Proj, Ser A	5.00%	08/01/40	122,166
30,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/33	36,233
220,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	264,993
1,000,000	CA St Hlth Facs Fing Auth Rev Ref, Commonspirit Hlth, Ser A	4.00%	04/01/36	1,178,390
250,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/30	308,762
500,000	CA St Infra & Econ Dev Bank Natl Chrt Social Bond	4.00%	11/01/39	580,171
500,000	CA St Infra & Econ Dev Bank Rev Sr Bond WFCS Portfolio Projs, Ser A-1 (a)	5.00%	01/01/56	553,381

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Acdmy Proj (b)	5.38%	07/01/34	$269,678
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (c)	5.38%	07/01/34	272,592
900,000	CA St Muni Fin Auth Chrt Sch Rev John Adams Acdmys Lincoln Proj, Ser A (a)	5.00%	10/01/39	979,045
200,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj (a)	4.00%	07/01/26	213,001
450,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (a)	5.00%	07/01/38	523,146
250,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (a)	5.50%	06/01/38	279,850
605,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/49	650,660
155,000	CA St Muni Fin Auth Rev Ref Biola Univ	5.00%	10/01/37	182,420
225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/30	276,367
225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/32	274,485
675,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/33	821,629
475,000	CA St Muni Fin Auth Rev Ref Cmnty Med Ctrs, Ser A	5.00%	02/01/36	565,610
200,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	239,492
400,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/34	478,389
250,000	CA St Muni Fin Auth Rev Ref Emerson Clg, Ser B	5.00%	01/01/33	298,543
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood CA Oblig Grp	4.00%	10/01/46	1,154,348
700,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	789,696
500,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	562,684
110,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/26	129,757
435,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	520,578
700,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	789,100
500,000	CA St Muni Fin Auth Sr Living Rev Ref Mt San Antonio Gardens Proj	5.00%	11/15/49	575,137
500,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I, LLC W Vlg Stdt Hsg Proj	5.00%	05/15/27	600,878
1,000,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I, LLC W Vlg Stdt Hsg Proj	5.00%	05/15/38	1,214,269
350,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I, LLC W Vlg Stdt Hsg Proj	5.00%	05/15/40	423,191
75,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I, LLC W Vlg Stdt Hsg Proj TCRS, BAM	5.00%	05/15/29	93,511
600,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	654,761
250,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	6.75%	12/01/28	225,579
150,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Waste Mgmt Inc Proj, Ser C (Mandatory put 06/03/24)	3.25%	12/01/27	159,865
1,000,000	CA St Poll Control Fin Auth Wtr Furnishing Rev, AMT (a)	5.00%	07/01/37	1,041,675
650,000	CA St Pub Wks Brd Lease Rev Dept Crrctns Rehab RJ, Ser E	5.00%	10/01/25	762,143
15,000	CA St Pub Wks Brd Lease Rev Judicial Council CA, Ser B	5.00%	06/01/34	17,228
175,000	CA St Pub Wks Brd Lease Rev Ref, Ser B	5.00%	10/01/26	211,515
165,000	CA St Pub Wks Brd Lease Rev Ref, Ser B	5.00%	05/01/29	210,358
125,000	CA St Pub Wks Brd Lease Rev Ref, Ser F	5.00%	05/01/24	139,464
100,000	CA St Pub Wks Brd Lease Rev Various Corr Facs, Ser A	5.00%	09/01/27	112,679
75,000	CA St Ref	4.00%	09/01/32	86,000
75,000	CA St Ref	4.00%	08/01/34	85,582
155,000	CA St Ref	4.00%	09/01/35	177,048
75,000	CA St Ref Various Purp	4.00%	09/01/33	85,894
275,000	CA St Ref Various Purp	4.00%	09/01/35	314,117

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$100,000	CA St Ref Various Purp	5.00%	10/01/35	$118,564
565,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (a)	5.00%	06/01/30	639,080
335,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (a)	5.00%	06/01/40	369,184
600,000	CA St Sch Fin Auth Chrt Sch Rev Fenton Chrt Schs, Ser A (a)	4.00%	07/01/30	664,283
600,000	CA St Sch Fin Auth Chrt Sch Rev Fenton Chrt Schs, Ser A (a)	5.00%	07/01/40	684,521
300,000	CA St Sch Fin Auth Chrt Sch Rev Rocketship Pub Schs, Ser G (b)	5.00%	06/01/37	337,668
100,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/25	113,522
210,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/31	242,760
500,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No 1	4.00%	09/01/41	561,730
200,000	CA St Stwd Cmntys Dev Auth Stdt Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/30	236,073
280,000	CA St Stwd Cmntys Dev Auth Stdt Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/35	325,759
600,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/30	694,572
300,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	362,495
150,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	3.00%	11/01/22	151,662
250,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	5.00%	11/01/32	296,536
245,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/27	295,895
50,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	59,781
175,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	208,338
50,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	4.00%	04/01/32	56,710
50,000	CA Stwd Cmntys Dev Auth Rev Ref Insd Enloe Med Ctr, CA MTG INS	5.00%	08/15/33	58,306
125,000	Camarillo CA Cmnty Dev Commn Successor Agy Tax Allocation Ref Camarillo Corridor Proj, AGM	5.00%	09/01/25	140,279
240,000	Camarillo CA Cmnty Dev Commn Successor Agy Tax Allocation Ref Sub Lien, Ser B, BAM	5.00%	09/01/28	283,649
305,000	Camarillo CA Cmnty Dev Commn Successor Agy Tax Allocation Ref Sub Lien, Ser B, BAM	5.00%	09/01/30	359,201
400,000	Casitas Muni Wtr Dist CA Spl Tax Cmnty Facs Dist No 2013-1, BAM	4.00%	09/01/34	464,750
450,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/31	546,921
425,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/36	549,163
250,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Prog, Ser A, COPS, BAM	5.00%	06/01/31	298,758
250,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Prog, Ser A, COPS, BAM	4.00%	06/01/35	283,003
200,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Prog, Ser A, COPS, BAM	4.00%	06/01/36	226,050
210,000	Cotati-Rohnert Park CA Unif Sch Dist 2016 Election, Ser C, AGM	5.00%	08/01/32	249,779
2,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev the Link Glendale Social Bonds, Ser A-2 (a)	4.00%	07/01/56	2,064,689
175,000	Dana Point CA Cmnty Facs Distspl Tax Ref, Ser A, BAM	4.00%	09/01/33	211,557
180,000	Dana Point CA Cmnty Facs Distspl Tax Ref, Ser A, BAM	4.00%	09/01/34	216,652
200,000	Del Mar CA Union Sch Dist Spl Tax Ref	4.00%	09/01/33	229,499
300,000	Del Mar CA Union Sch Dist Spl Tax Ref	4.00%	09/01/34	342,903
270,000	Diablo CA Wtr Dist Wtr Rev Ref, COPS, BAM	4.00%	01/01/32	308,621
150,000	Dinuba CA Jt Unif Sch Dist, COPS, AGM	4.00%	02/01/35	166,551
755,000	El Dorado CA Irr Dist Rev Ref, Ser C	4.00%	03/01/34	845,418

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$300,000	Estrn CA Muni Wtr Dist Wtr & Wstwtr Rev Sub Ref, Ser A	5.00%	07/01/31	$359,821
350,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No. 19 Mangini	5.00%	09/01/32	413,400
155,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/29	183,547
525,000	Fontana CA Spl Tax Spl Tax, Summit at Rosena Phase One	4.00%	09/01/41	598,165
240,000	Fontana CA Spl Tax Spl Tax, The Meadows	4.00%	09/01/32	273,259
165,000	Fontana CA Unif Sch Dist Prerefunded, AGM	(d)	02/01/33	132,006
1,000,000	Foothill Estrn Transprtn Corr Agy CA Toll Rd Rev Ref, Sr Lien, Ser A, Exchange 2021	4.00%	01/15/46	1,138,131
310,000	Fountain Vly CA Pub Fing Auth Lease Rev Ref, Ser A	4.00%	11/01/29	349,177
140,000	Fresno CA Jt Pwrs Fing Auth Lease Rev Ref Master Lease Proj, Ser A, AGM	5.00%	04/01/32	166,140
1,000,000	Fresno CA Uni Sch Dist, Ser A08/01/45	4.00%	08/01/45	1,157,108
500,000	Gilroy CA Unif Sch Dist	4.00%	08/01/42	582,493
280,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Asset Bkd, Ref, Ser A	3.25%	06/01/32	308,076
100,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Enhanced Asset Bkd, Ser A	5.00%	06/01/29	107,581
340,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1	5.00%	06/01/26	401,540
750,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1	5.00%	06/01/34	902,875
145,000	Golden W CA Schs Fing Auth Ref Beverly Hills Unif Sch Dist, NATL	5.25%	08/01/23	157,748
265,000	Imperial CA Pub Fing Auth Rev Ref, AGM	4.00%	10/15/33	310,327
360,000	Imperial CA Pub Fing Auth Rev Ref, AGM	4.00%	10/15/35	418,436
140,000	Inglewood CA Unif Sch Dist, Ser C, BAM	4.00%	08/01/35	157,179
960,000	Irvine CA Impt Bond Act 1915 Ref	4.00%	09/02/35	1,134,564
1,000,000	Irvine CA Impt Bond Act 1915 Ref	4.00%	09/02/46	1,187,151
150,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist #09-1, Ser C	5.00%	09/01/31	179,831
890,000	Jurupa CA Public Fing Auth Spl Tax Rev Ref, Ser A, AGM	4.00%	09/01/34	1,037,608
290,000	Kaweah CA Delta Hlthcare Dist Rev, Ser B	5.00%	06/01/40	329,763
100,000	Kern Cnty CA Wtr Agy Impt Dist #4 Wtr Rev Ref, Ser A, AGM	5.00%	05/01/29	118,713
485,000	King City CA Union Sch Dist Cap Apprec Election 1998-C, CABS, AMBAC	(d)	08/01/29	425,680
250,000	La Verne CA Ref Brethren Hillcrest Homes, COPS	5.00%	05/15/36	258,895
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax	4.00%	09/01/33	28,423
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax	4.00%	09/01/34	28,367
200,000	Lammersville CA Jt Unif Sch Dist Spl Tax	4.00%	09/01/40	224,796
1,055,000	Lancaster CA Fing Auth Rev Measure M&R Street Impts Proj	4.00%	06/01/35	1,243,868
100,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.25%	11/15/23	109,763
625,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.50%	11/15/30	821,926
460,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Sub Los Angeles Intl Arpt, Ser D, AMT	5.00%	05/15/32	572,448
700,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/31	824,325
250,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Los Angeles Intl Arpt, Ser F, AMT	5.00%	05/15/32	311,113
10,000	Los Angeles CA Dept of Arpts, Ser E	5.00%	05/15/28	11,530
340,000	Los Angeles CA Muni Impt Corplease Rev Ref Real Property, Ser B	4.00%	11/01/37	385,336
500,000	Los Angeles CA Unif Sch Dist, Ser C	4.00%	07/01/36	598,320
410,000	Los Osos CA Cmnty Svcs Wstwtr Assmnt Dist #1 Ref Reassmnt	3.13%	09/02/32	443,088
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/27	116,224
250,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	286,897

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$250,000	Marina Coast CA Wtr Dist Enterprise Rev, COPS	4.00%	06/01/35	$294,756
310,000	Marina Coast CA Wtr Dist Enterprise Rev, COPS	4.00%	06/01/36	364,507
1,190,000	Marysville CA Jt Unif Sch Dist Green Bond, 2021 Energy Efficiency Proj, COPS, BAM	4.00%	06/01/39	1,361,098
245,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/34	286,895
500,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/44	579,251
100,000	Modesto CA Spl Tax Ref Cmnty Facs Dist # 2004-1 Vlg 1 #2	5.00%	09/01/27	111,224
200,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (a)	5.00%	10/01/42	235,311
1,115,000	Natomas CA Unif Sch Dist, AGM	3.00%	08/01/36	1,171,232
250,000	Norco CA Spl Tax Ref Norco Ridge Ranch, BAM	5.00%	09/01/32	303,637
750,000	Oak Vly CA Hosp Dist Hlth Facs Rev Ref, Ser A	4.00%	11/01/36	790,738
405,000	Oakland CA Unif Sch Dist Alameda Cnty Election of 2012, Ser A, AGM	4.00%	08/01/36	467,691
100,000	Ontario CA Cmnty Facs Dist 40 Spl Tax Emeral Park Fac	4.00%	09/01/34	113,766
65,000	Ontario CA Cmnty Facs Dist 40 Spl Tax Emeral Park Fac	4.00%	09/01/35	73,903
275,000	Ontario CA Cmnty Facs Dist 40 Spl Tax Emeral Park Fac	4.00%	09/01/39	311,153
750,000	Oxnard CA Sch Dist Election of 2016, Ser C, AGM	4.00%	08/01/49	850,776
650,000	Palm Desert CA Spl Tax Ref Univ Park	4.00%	09/01/51	687,247
250,000	Palomar Hlth CA Rev Ref	5.00%	11/01/31	291,438
750,000	Pleasanton CA Unif Sch Dist	3.00%	08/01/36	796,078
210,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/33	245,669
220,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/34	257,284
340,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/39	394,962
200,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Ref #2004-1 Sunridge Park Area	5.00%	09/01/25	229,617
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	5.00%	09/01/40	574,634
300,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1	5.38%	09/01/31	315,293
575,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	3.00%	08/01/38	616,112
185,000	Riverside CA Unif Sch Dist Fing Auth Spl Tax Ref, BAM	5.00%	09/01/34	210,116
1,000,000	Riverside Cnty CA Transprtn Commn Toll Rev Ref, Sr Lien, RCTC 91 Express Lanes, Ser B-1	4.00%	06/01/40	1,171,029
1,495,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subord, Ser 2019, BAM	4.00%	09/15/37	1,730,558
185,000	Roseville CA Spl Tax	5.00%	09/01/32	216,496
160,000	Roseville CA Spl Tax	5.00%	09/01/33	187,013
170,000	Roseville CA Spl Tax	4.00%	09/01/34	189,486
150,000	Roseville CA Spl Tax	4.00%	09/01/35	167,034
200,000	Sacramento CA Spl Tax Natomas Meadows Cmnty Facs Dist #2007-01 (a)	5.00%	09/01/32	223,813
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/32	600,861
385,000	San Bruno CA Park Sch Dist, Ser B	4.00%	08/01/34	449,958
200,000	San Bruno CA Park Sch Dist, Ser B	4.00%	08/01/37	232,387
35,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/25	40,964
510,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/28	595,141
125,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No.2, Ser A	4.00%	09/01/32	140,475

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$85,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No.2, Ser A	4.00%	09/01/33	$95,405
100,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No.2, Ser A	4.00%	09/01/34	112,056
500,000	San Francisco CA Bay Area Rapid Transit Dist Sales Tax Rev, Ser A	4.00%	07/01/36	575,129
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser D, AMT	5.00%	05/01/22	143,323
500,000	San Francisco CA City & Cnty Dcnty Dev Spl Tax Dist No 2020-1 Mission Rock Facs & Svcs, Ser A (a)	4.00%	09/01/46	560,693
100,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	117,653
175,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Cap Apprec Ref, Ser A, NATL	(d)	01/15/29	155,740
1,500,000	Santa Ana Unif Sch Dist, 2018 Election, Ser A	4.00%	08/01/48	1,714,137
675,000	Santa Clarita CA Cmnty Facs Dist Vista Canyon #2016-1 (a)	4.00%	09/01/35	751,522
175,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/33	204,392
370,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/38	428,722
500,000	Simi Vly CA Unif Sch Dist, Ser C	4.00%	08/01/43	582,255
1,625,000	So San Fran CA Pub Facs Fing Auth Lease Rev Police St Proj, Ser A	4.00%	06/01/43	1,893,569
300,000	Solano Cnty CA Cmnty Clg Dist, Election 2012, Ser E	4.00%	08/01/40	359,149
400,000	Solano Cnty CA Cmnty Clg Dist, Election 2012, Ser E	4.00%	08/08/41	477,929
305,000	Tahoe-Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/37	340,495
260,000	Tahoe-Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/39	289,519
150,000	Temecula Vly CA Unif Sch Dist Cmnty Facs Dist #2014-1	5.00%	09/01/32	172,307
400,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	454,022
500,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	5.00%	09/01/31	573,320
230,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Tobacco Securitization Corp Class 1, Ser A	5.00%	06/01/30	292,821
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Tobacco Securitization Corp Class 1, Ser A	5.00%	06/01/37	1,246,249
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev San Diego Co Asset Securitization Corp Class 1, Ser A	5.00%	06/01/38	1,243,546
250,000	Tracy CA Cmnty Facs Dist	5.00%	09/01/33	286,897
470,000	Transbay Jt Powers Auth CA Green Bond Sr Tax Alloc Bonds, Ser A	5.00%	10/01/33	599,100
900,000	Transbay Jt Powers Auth CA Green Bond Sr Tax Alloc Bonds, Ser A	5.00%	10/01/39	1,129,487
500,000	Univ of California CA Revs Ref Ltd Proj, Ser O	5.00%	05/15/48	609,348
100,000	W Contra Costa CA Unif Sch Dist Ref, Ser A	5.00%	08/01/31	115,362
				100,514,543
	Colorado – 0.9%
500,000	Rampart Range CO Met Dist #5	4.00%	12/01/41	509,553
500,000	Willow Bend Met Dist CO Sr, Ser A	5.00%	12/01/39	537,576
				1,047,129
	Florida – 0.8%
500,000	FL Dev Fin Corp Surface Tranprtn Fac Rev Green Bond Brightline Passenger Rail Remk, Ser B, AMT (a)	7.38%	01/01/49	539,992
150,000	Parkland Preserve CDD FL Spl Assmnt Rev, Ser A	4.50%	05/01/24	154,461

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$245,000	Rhodine Road N CDD FL Spl Assmnt	4.00%	05/01/30	$262,527
				956,980
	Georgia – 0.5%
500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/42	534,196
	Guam – 1.2%
100,000	Guam Govt Busn Privilege Tax Rev Ref, Ser D	5.00%	11/15/32	113,245
355,000	Guam Govt Busn Privilege Tax Rev, Ser B-1	5.00%	01/01/37	357,764
750,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	904,216
				1,375,225
	Illinois – 0.3%
35,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/22	34,922
135,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/24	130,254
120,000	IL St, Ser A	4.00%	01/01/25	120,689
				285,865
	Louisiana – 0.9%
750,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj, Ser 2008 (Mandatory put 06/01/30) (a)	6.10%	06/01/38	970,086
	Ohio – 0.7%
750,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	842,199
	Puerto Rico – 1.8%
100,000	Puerto Rico Cmwlth Ref Pub Impt, Ser A, AGM	5.00%	07/01/35	100,880
1,295,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	1,415,580
616,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/29	527,949
				2,044,409
	Texas – 0.4%
370,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	430,263
	Utah – 0.4%
500,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-1	4.00%	06/01/52	483,693

Total Investments – 96.6%	110,096,385
(Cost $105,639,629) (e)
Net Other Assets and Liabilities – 3.4%	3,903,987
Net Assets – 100.0%	$114,000,372

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Short	14	Dec 2021	$ (2,251,812)	$(27,094)
Ultra 10-Year U.S. Treasury Notes	Short	27	Dec 2021	(3,915,844)	(16,432)
				$(6,167,656)	$(43,526)

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2021, securities noted as such amounted to $18,897,064 or 16.6% of net assets.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(d)	Zero coupon bond.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,738,979 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $325,749. The net unrealized appreciation was $4,413,230. The amounts presented are inclusive of derivative contracts.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
CA MTG INS	California Mortgage Insurance
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
NATL	National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 10/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 110,096,385	$ —	$ 110,096,385	$ —

LIABILITIES TABLE
	Total Value at 10/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (43,526)	$ (43,526)	$ —	$ —

*	See Portfolio of Investments for state and territory breakout.

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Restricted Securities
As of October 31, 2021, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Acdmy Proj, 5.38%, 07/01/34	06/14/18	$250,000	$107.87	$252,117	$269,678	0.24%
CA St Sch Fin Auth Chrt Sch Rev Rocketship Pub Schs, Ser G,5.00%,06/01/37	12/05/17	300,000	112.56	309,982	337,668	0.30
				$ 562,099	$ 607,346	0.54%

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 97.5%
	American Samoa – 2.1%
$250,000	American Samoa AS Econ Dev Auth Gen Rev, Ser A (a)	5.00%	09/01/38	$305,899
	Florida – 1.7%
225,000	FL St Dev Fin Corp Sr Living Rev Ref Glenridge on Palmer Ranch Proj	5.00%	06/01/35	259,438
	New York – 86.3%
350,000	Albany NY Capital Res Corp Natl Chrt Sch Revolving Equitable Sch Revolving Fund Social Bonds, Ser D	4.00%	11/01/46	406,472
465,000	Buffalo NY Muni Wtr Fin Auth, Ser A, AGM	4.00%	07/01/49	520,359
400,000	Build NYC Res Corp NY Rev Acad Leadership Chrt Sch Proj	4.00%	06/15/36	449,784
300,000	Build NYC Res Corp NY Rev NY Preparatory Chrt Sch Proj, Ser A	4.00%	06/15/31	329,239
500,000	Build NYC Res Corp NY Rev Richmond Prep Chtr Sch Proj Social Impact Proj, Ser A (a)	5.00%	06/01/41	560,858
380,000	Glen Cove NY, Ser A, BAM	5.00%	06/01/26	447,869
285,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	4.00%	02/15/36	321,785
500,000	Island Trees NY Union Free Sch Dist	3.00%	05/15/31	551,887
355,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/37	456,723
55,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	4.00%	09/01/39	65,082
150,000	Met Transprtn Auth NY Rev Ref, Ser D	3.00%	11/15/32	157,651
315,000	Met Transprtn Auth NY Rev Ref, Ser D	4.00%	11/15/42	344,196
400,000	Monroe Cnty NY Indl Dev Corp Rev Univ of Rochester Proj, Ser A	4.00%	07/01/50	460,547
530,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds, Ser A1	1.35%	11/01/26	538,580
475,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref Wtr & Swr Sys Second General Resolution, Ser BB2	4.00%	06/15/42	555,283
135,000	New York City NY Transitional Fin Auth Rev Subord Future Tax Secured, Ser C-1	4.00%	11/01/40	156,906
345,000	New York City NY Transitional Fin Auth Rev Subord, Ser A-3	4.00%	05/01/43	398,191
250,000	Niagara Cnty NY Tobacco Asset Securitization Corp Tobacco As Ref Asset Bkd Bds	5.00%	05/15/22	255,904
235,000	NY NY Fiscal 2020, Ser B-1	4.00%	10/01/35	276,969
250,000	NY NY, Ser A, Subser A-1	4.00%	08/01/38	290,994
325,000	NY St Dorm Auth Revs Non St Supported Debt Grp 2 Memorial Sloan Kettering Cancer Ctr Rev, Ser 1	3.00%	07/01/34	357,699
500,000	NY St Dorm Auth Revs Non St Supported Debt Ref St Johns Univ, Ser A	4.00%	07/01/34	596,200
400,000	NY St Dorm Auth Revs Non St Supported Debt, Ser A, AGM	4.00%	10/01/35	473,723
500,000	NY St Thruway Auth Gen Rev Junior Indebtedness Oblig Subord, Ser B	4.00%	01/01/50	567,255
120,000	NY St Transprtn Dev Corp Spl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser A, AMT	5.00%	12/01/33	149,908
250,000	NY St Urban Dev Corp Rev Ref Grp 3, Ser E	4.00%	03/15/46	285,581
350,000	Onondaga Cnty NY Cultural Res Rev Ref Syracuse Univ Proj	5.00%	12/01/45	440,268
200,000	Onondaga NY Civic Dev Corp Le Moyne Clg Proj	4.00%	07/01/41	227,612
250,000	Port Auth of NY & NJ NY Consolidated Bonds Two Hundred Fourteenth Ser, AMT	5.00%	09/01/30	313,534
275,000	Port Auth of NY & NJ NY Ref Consolidated Bonds Two Hundred Twelfth Ser	4.00%	09/01/37	322,949
500,000	Suffolk NY Tobacco Asset Securitization Corp Tobacco Stlmt Asset Backed Sub Bonds, Ser B-1	4.00%	06/01/50	558,254
190,000	Troy NY Capital Res Corp Rev Rensselaer Polytechnic Institute Proj Ref	4.00%	09/01/35	224,020

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$280,000	Troy NY Capital Res Corp Rev Rensselaer Polytechnic Institute Proj Ref	4.00%	09/01/36	$329,229
100,000	Tsasc Inc NY Ref, Ser A	5.00%	06/01/32	118,550
325,000	Wayne Cnty NY Wtr & Swr Auth Wtr & Swr Sys Rev Green Bond, BAM	4.00%	12/15/41	382,529
				12,892,590
	Puerto Rico – 4.2%
153,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(b)	07/01/29	131,130
194,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(b)	07/01/31	154,322
317,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2 Converted	4.33%	07/01/40	348,691
				634,143
	Texas – 3.2%
200,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (a)	4.00%	09/15/31	201,761
250,000	North Parkway Muni Mgmt Dist #1 Tx Spl Assmnt Rev Major Impts Proj (a)	5.00%	09/15/51	268,942
				470,703
	Total Investments – 97.5%			14,562,773
	(Cost $14,656,227) (c)

Net Other Assets and Liabilities – 2.5%	378,746
Net Assets – 100.0%	$14,941,519

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Short	4	Dec 2021	$(643,375)	$(3,250)
Ultra 10-Year U.S. Treasury Notes	Short	2	Dec 2021	(290,062)	526
				$(933,437)	$(2,724)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2021, securities noted as such amounted to $1,337,460 or 9.0% of net assets.
(b)	Zero coupon bond.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $37,847 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $134,025. The net unrealized depreciation was $96,178. The amounts presented are inclusive of derivative contracts.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
CABS	Capital Appreciation Bonds

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments (Continued)
October 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
ASSETS TABLE
	Total Value at 10/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 14,562,773	$ —	$ 14,562,773	$ —
Futures Contracts	526	526	—	—
Total	$ 14,563,299	$ 526	$ 14,562,773	$—

LIABILITIES TABLE
	Total Value at 10/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (3,250)	$ (3,250)	$ —	$ —

*	See Portfolio of Investments for state and territory breakout.

Additional Information
First Trust Exchange-Traded Fund III
October 31, 2021 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.